Schedule of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Options outstanding, Beginning balance	1,115,855
Shares, Canceled/forfeited	(123,192)
Shares, Expired	0
Shares, Options outstanding, Ending balance	992,663	1,115,855
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Options outstanding, Beginning balance	$ 11.23
Weighted-Average Exercise Price, Canceled/forfeited	11.24
Weighted-Average Exercise Price, Expired	0
Weighted-Average Exercise Price, Options outstanding, Ending balance	$ 11.22	$ 11.23
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Contractual Life, Options outstanding	8 years 3 months 29 days	8 years 7 months 2 days
The 2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Options outstanding, Beginning balance	20,307,149	21,657,682	22,208,215
Shares, Granted			842,641
Shares, Exercised			(98,089)
Shares, Canceled/forfeited		(1,350,532)	(1,295,085)
Shares, Options outstanding, Ending balance		20,307,149	21,657,682	22,208,215
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Options outstanding, Beginning balance	$ 1.30	$ 1.33	$ 1.27
Weighted-Average Exercise Price, Granted			1.87
Weighted-Average Exercise Price, Exercised			0.39
Weighted-Average Exercise Price, Canceled/forfeited		1.74	0.92
Weighted-Average Exercise Price, Options outstanding, Ending balance		$ 1.30	$ 1.33	$ 1.27
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Contractual Life, Options outstanding		5 years 9 months	6 years 10 months 6 days	7 years 8 months 16 days
Aggregate Intrinsic Value, Options Exercised			$ 18
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Shares, Options outstanding, Beginning balance	1,115,855	1,161,308
Shares, Granted		6,616	1,167,615
Shares, Exercised		0
Shares, Canceled/forfeited		(52,089)	(6,307)
Shares, Options outstanding, Ending balance		1,115,855	1,161,308
Shares, Exercisable		777,694
Shares, Vested and expected to vest		1,022,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Options outstanding, Beginning balance	$ 11.23	$ 11.21
Weighted-Average Exercise Price, Granted		12.78	$ 11.21
Weighted-Average Exercise Price, Canceled/forfeited		11.26	11.14
Weighted-Average Exercise Price, Options outstanding, Ending balance		11.23	$ 11.21
Weighted-Average Exercise Price, Exercisable		11.21
Weighted-Average Exercise Price, Vested and expected to vest		$ 11.22
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted-Average Contractual Life, Options outstanding		8 years 7 months 2 days	9 years 7 months 2 days
Weighted-Average Contractual Life, Exercisable		8 years 6 months 29 days
Weighted-Average Contractual Life, Vested and expected to vest		8 years 6 months 29 days
Aggregate Intrinsic Value, Options outstanding			$ 1,827
Aggregate Intrinsic Value, Exercisable		$ 0
Aggregate Intrinsic Value, Vested and expected to vest		$ 0